Quarterly Holdings Report
for
Fidelity Freedom® Blend 2020 Fund
December 31, 2025
FBF-Y20-NPRT3-0226
1.9892466.107
Bond Funds - 49.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	6,877,952	67,679,050
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	10,140,946	76,868,372
Fidelity Series Corporate Bond Fund (b)	6,587,757	62,451,936
Fidelity Series Emerging Markets Debt Fund (b)	712,268	6,075,646
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	190,996	1,822,098
Fidelity Series Floating Rate High Income Fund (b)	116,018	1,020,955
Fidelity Series Government Bond Index Fund (b)	11,335,149	104,510,073
Fidelity Series High Income Fund (b)	657,984	5,862,642
Fidelity Series International Developed Markets Bond Index Fund (b)	6,553,568	55,574,257
Fidelity Series Investment Grade Bond Fund (b)	9,509,084	96,897,567
Fidelity Series Investment Grade Securitized Fund (b)	6,481,462	59,175,747
Fidelity Series Long-Term Treasury Bond Index Fund (b)	6,975,945	37,600,342
Fidelity Series Real Estate Income Fund (b)	107,224	1,084,034
TOTAL BOND FUNDS (Cost $616,704,008)		576,622,719

Domestic Equity Funds - 26.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	2,971,916	68,294,635
Fidelity Series Commodity Strategy Fund (b)	127,638	12,348,961
Fidelity Series Large Cap Growth Index Fund (b)	1,469,571	43,822,600
Fidelity Series Large Cap Stock Fund (b)	1,552,545	41,452,957
Fidelity Series Large Cap Value Index Fund (b)	4,525,256	82,495,412
Fidelity Series Small Cap Core Fund (b)	1,294,970	17,507,997
Fidelity Series Small Cap Opportunities Fund (b)	524,518	8,507,682
Fidelity Series Value Discovery Fund (b)	1,735,841	29,561,368
TOTAL DOMESTIC EQUITY FUNDS (Cost $202,263,081)		303,991,612

International Equity Funds - 20.4%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	1,138,496	22,485,293
Fidelity Series Emerging Markets Fund (b)	1,267,928	14,885,469
Fidelity Series Emerging Markets Opportunities Fund (b)	2,430,878	59,921,135
Fidelity Series International Growth Fund (b)	1,918,454	36,661,657
Fidelity Series International Index Fund (b)	921,293	13,920,734
Fidelity Series International Small Cap Fund (b)	755,472	13,515,396
Fidelity Series International Value Fund (b)	2,373,482	37,026,318
Fidelity Series Overseas Fund (b)	2,457,054	36,683,809
Fidelity Series Select International Small Cap Fund (b)	68,591	947,925
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $169,305,238)		236,047,736

Short-Term Funds - 2.3%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b)	334,816	3,371,596
Fidelity Series Treasury Bill Index Fund (b)	2,387,865	23,783,135
TOTAL SHORT-TERM FUNDS (Cost $27,064,257)		27,154,731

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/15/2026 (d)	3.90	90,000	89,884
US Treasury Bills 0% 1/22/2026 (d)	3.82 to 3.83	1,420,000	1,417,197
US Treasury Bills 0% 1/29/2026 (d)	3.76 to 3.81	840,000	837,782
US Treasury Bills 0% 2/26/2026 (d)	3.78	280,000	278,465
US Treasury Bills 0% 3/19/2026 (d)	3.56	210,000	208,437
US Treasury Bills 0% 3/5/2026 (d)	3.65 to 3.67	130,000	129,209
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,960,222)			2,960,974

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	1,202,417	1,202,657
Fidelity Series Government Money Market Fund (b)(f)	3.84	9,217,739	9,217,739
TOTAL MONEY MARKET FUNDS (Cost $10,420,418)			10,420,396

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,028,717,224)	1,157,198,168
NET OTHER ASSETS (LIABILITIES) - 0.0%	(289,797)
NET ASSETS - 100.0%	1,156,908,371

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	11	3/2026	1,596,155	1,858

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	447	3/2026	51,300,234	(292,519)
CBOT US Treasury Long Bond Contracts (United States)	77	3/2026	8,871,844	(103,152)

TOTAL INTEREST RATE CONTRACTS				(395,671)

TOTAL LONG				(393,813)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	56	3/2026	6,994,400	134,391
CME E-Mini S&P 500 Index Contracts (United States)	56	3/2026	19,299,000	1,004
ICE MSCI Emerging Markets Index Contracts (United States)	16	3/2026	1,129,120	199

TOTAL SHORT				135,594

TOTAL FUTURES CONTRACTS				(258,219)
The notional amount of long futures as a percentage of Net Assets is 5.3%.
The notional amount of short futures as a percentage of Net Assets is 2.4%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,960,974.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,441,138	17,804,387	20,042,896	63,824	50	(22)	1,202,657	1,202,417	0.0%
Total	3,441,138	17,804,387	20,042,896	63,824	50	(22)	1,202,657

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	54,470,142	21,981,679	7,939,902	2,522,545	26,568	(859,437)	67,679,050	6,877,952
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	80,305,010	10,558,062	12,304,751	3,395,276	(1,202,603)	(487,346)	76,868,372	10,140,946
Fidelity Series Blue Chip Growth Fund	65,495,073	8,207,530	25,213,412	2,680,136	1,449,793	18,355,651	68,294,635	2,971,916
Fidelity Series Canada Fund	15,516,908	6,132,923	2,903,891	462,467	29,741	3,709,612	22,485,293	1,138,496
Fidelity Series Commodity Strategy Fund	2,252,217	10,349,432	388,288	103,820	9,731	125,869	12,348,961	127,638
Fidelity Series Corporate Bond Fund	62,134,979	9,944,541	10,717,835	2,268,139	(271,303)	1,361,554	62,451,936	6,587,757
Fidelity Series Emerging Markets Debt Fund	5,944,558	713,351	993,845	283,425	(40,204)	451,786	6,075,646	712,268
Fidelity Series Emerging Markets Debt Local Currency Fund	1,723,916	230,507	253,041	121,009	(10,987)	131,703	1,822,098	190,996
Fidelity Series Emerging Markets Fund	15,390,241	1,440,795	5,980,121	372,541	814,207	3,220,347	14,885,469	1,267,928
Fidelity Series Emerging Markets Opportunities Fund	61,599,955	5,603,483	23,645,139	1,560,093	3,068,432	13,294,404	59,921,135	2,430,878
Fidelity Series Floating Rate High Income Fund	1,065,089	141,521	180,697	63,354	(3,149)	(1,809)	1,020,955	116,018
Fidelity Series Government Bond Index Fund	100,705,641	19,815,526	16,402,032	2,951,799	(491,520)	882,458	104,510,073	11,335,149
Fidelity Series Government Money Market Fund	6,533,374	4,608,702	1,924,337	234,038	-	-	9,217,739	9,217,739
Fidelity Series High Income Fund	5,843,201	751,983	975,788	329,863	(12,674)	255,920	5,862,642	657,984
Fidelity Series International Developed Markets Bond Index Fund	55,404,141	9,258,063	8,236,266	2,209,263	(239,063)	(612,618)	55,574,257	6,553,568
Fidelity Series International Growth Fund	35,235,641	7,186,011	8,622,242	2,967,868	486,704	2,375,543	36,661,657	1,918,454
Fidelity Series International Index Fund	13,796,452	1,629,024	3,928,136	475,065	309,776	2,113,618	13,920,734	921,293
Fidelity Series International Small Cap Fund	15,315,150	1,872,724	5,012,203	1,869,899	638,598	701,127	13,515,396	755,472
Fidelity Series International Value Fund	39,252,749	6,622,614	14,590,127	3,826,146	1,883,494	3,857,588	37,026,318	2,373,482
Fidelity Series Investment Grade Bond Fund	95,591,930	15,925,400	15,811,563	3,157,563	(537,212)	1,729,012	96,897,567	9,509,084
Fidelity Series Investment Grade Securitized Fund	60,119,155	8,476,893	10,516,155	2,074,599	(438,795)	1,534,649	59,175,747	6,481,462
Fidelity Series Large Cap Growth Index Fund	41,662,936	4,243,106	13,769,322	436,832	906,120	10,779,760	43,822,600	1,469,571
Fidelity Series Large Cap Stock Fund	38,364,173	7,330,831	11,321,432	4,068,728	311,930	6,767,455	41,452,957	1,552,545
Fidelity Series Large Cap Value Index Fund	80,345,458	12,111,840	17,692,026	2,865,737	287,797	7,442,343	82,495,412	4,525,256
Fidelity Series Long-Term Treasury Bond Index Fund	43,927,793	5,909,267	11,330,018	1,226,510	(3,629,414)	2,722,714	37,600,342	6,975,945
Fidelity Series Overseas Fund	36,242,673	6,255,308	7,557,219	3,127,777	306,357	1,436,690	36,683,809	2,457,054
Fidelity Series Real Estate Income Fund	1,121,323	130,822	183,132	54,463	3,423	11,598	1,084,034	107,224
Fidelity Series Select International Small Cap Fund	203,715	693,437	104,477	27,455	11,452	143,798	947,925	68,591
Fidelity Series Short-Term Credit Fund	3,822,565	571,368	1,033,694	132,403	1,619	9,738	3,371,596	334,816
Fidelity Series Small Cap Core Fund	18,671,560	1,050,851	6,351,497	146,750	5,924	4,131,159	17,507,997	1,294,970
Fidelity Series Small Cap Opportunities Fund	8,272,652	817,033	2,245,403	389,992	167,323	1,496,077	8,507,682	524,518
Fidelity Series Treasury Bill Index Fund	18,197,765	8,255,812	2,696,575	640,348	523	25,610	23,783,135	2,387,865
Fidelity Series Value Discovery Fund	29,032,074	4,758,050	6,725,395	1,677,526	157,885	2,338,754	29,561,368	1,735,841
	1,113,560,209	203,578,489	257,549,961	48,723,429	4,000,473	89,445,327	1,153,034,537

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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